Leases (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) m²	Dec. 31, 2023 USD ($) m²	Dec. 31, 2022 USD ($)	Apr. 30, 2022 m²	Mar. 31, 2022 m²	Dec. 20, 2021 m²	Nov. 20, 2021 m²	Aug. 31, 2021 m²	Jun. 15, 2021 m²	May 28, 2021 m²	Apr. 30, 2021 m²	Mar. 31, 2021 m²	Dec. 31, 2020 m²	Jan. 01, 2020 m²
Jowell Best Choice Store [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²											136
Payments related to lease | $	$ 13,817	$ 11,637
Live stream base [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²											1,146
Payments related to lease | $		71,399	$ 74,905
Changchun City, Jilin Province [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²						170.4
Changchun City, Jilin Province [Member] | Jowell Best Choice Store [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²								3,956
Payments related to lease | $	64,145	73,465
Changshu City, Jiangsu Province [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²													5,976
Changshu City, Jiangsu Province [Member] | Jowell Best Choice Store [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²								2,851
Hangzhou City, Zhejiang Province [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²												738.7
Payments related to lease | $	113,632	145,963
Hangzhou City, Zhejiang Province [Member] | Leases From Third Parties [Member]
Leases [Line Items]
Payments related to lease | $	74,536	190,283
Yangpu District, Shanghai [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²														700
Payments related to lease | $	$ 111,462	$ 93,874	98,483
Jiangsu Diye Industrial District [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²	3,621	5,551											6,440	500
Payments related to lease | $		$ 255,893	268,457
Jiangsu Diye Industrial District [Member] | Second One-Year Operating Lease Agreement [Member]
Leases [Line Items]
Payments related to lease | $	$ 226,552
Longrich Industrial District [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²														1,097
Payments related to lease | $	384,868	388,964	408,062
Urumchi City, Xinjiang Province [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²									395
Payments related to lease | $		19,133	43,793
Tianjin City [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²										273.59
Payments related to lease | $		5,196	32,707
Guangzhou City [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²							230
Payments related to lease | $		6,691	42,118
Chengdu City, Sichuan Province [Member]
Leases [Line Items]
Payments related to lease | $	$ 16,671	16,848
Zhengzhou City, Henan Province [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²					210.23
Payments related to lease | $		3,571	16,395
Wuhan City, Hubei Province [Member]
Leases [Line Items]
Area of land (in Square Meters) | m²				268
Payments related to lease | $		$ 10,170	$ 21,784